Other Net Operating Results	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Net Operating Results
26.	OTHER NET OPERATING RESULTS

	2020	2019	2018
Result of Companies’ revaluation (1)	—	—	11,980
Result for assigment of participation in areas (1)	12,233	778	2,322
Lawsuits	(5,300)	(2,732)	(2,365)
Insurance	3,925	498	417
Construction incentive (2)	—	688	—
Unrecoverable credit - Resolution MINEM No. 508/E-2017 (3)	—	(622)	—
Result for contractual commitment Exmar (4)	(8,285)	—	—
Miscellaneous	1,376	260	(409)

	3,949	(1,130)	11,945

(1)	See Note 3.
(2)	See Note 35.
(3)	See Note 34.h.
(4)	See Note 33.f.